Fair Value Measurements - Determination of fair value of PIPE Warrants and Non-Redeeming subscription agreement warrants on inception (Details) - Level 3 - CIK0001838821_ARYA Sciences Acquisition Corp IV
	Jun. 21, 2024 $ / shares M	Feb. 13, 2024 $ / shares M
Fair Value Measurements
Multiplying factor of coverage ratio for estimated fair value per warrant	1.2	1.2
Base share price
Fair Value Measurements
Measurement input		7
Base share price | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	10
Strike price, as defined in subscription agreement
Fair Value Measurements
Measurement input		10
Strike price, as defined in subscription agreement | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	10
Term (Months)
Fair Value Measurements
Measurement input | M		12
Term (Months) | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input | M	12
Average volatility rate
Fair Value Measurements
Measurement input		0.70
Average volatility rate | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	0.70
Probability of closing
Fair Value Measurements
Measurement input		0.75
Probability of closing | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	0.95
Estimated expected warrant price
Fair Value Measurements
Measurement input		1.21
Estimated expected warrant price | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	1.25
Estimated fair value per warrant at closing
Fair Value Measurements
Measurement input		1.45
Estimated fair value per warrant at closing | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	1.19